UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment |_|; Amendment Number: ______

This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Alpine Capital Management LLC
Address: 400 Madison Avenue, 8th Floor
         New York, NY 10017

Form 13F File Number: 28-12970

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ramy Ibrahim
Title:  Principal
Phone:  212-317-2400

Signature, Place, and Date of Signing:


By: /s/ Ramy Ibrahim                New York, New York          August 14, 2008
                                      [City, State]                  [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  50

Form 13F Information Table Value Total:  69,253
                                         (thousands)

List of Other Included Manager: NONE

                                                                                                  INVESTMENT   OTHER       VOTING
NAME OF ISSUER                                 CLASS    CUSIP           VALUE           SHARES    DISCRETION   MANAGERS    AUTHORITY
ABIOMED INC CMN                                Equity   003654100    1,002,875.00      56,500.00  Yes          No          Sole
ASBURY AUTOMOTIVE GROUP, INC. CMN              Equity   043436104      938,050.00      73,000.00  Yes          No          Sole
BANK OF AMERICA CORP CMN                       Equity   060505104    1,981,210.00      83,000.00  Yes          No          Sole
BANK OF AMERICA CORP CMN                       Equity   060505104    1,790,250.00      75,000.00  Yes          No          Sole
BANKATLANTIC BANCORP INC CL-A CMN CLASS        Equity   065908501      308,000.00     175,000.00  Yes          No          Sole
CENTEX CORPORATION CMN                         Equity   152312104      895,790.00      67,000.00  Yes          No          Sole
CHESAPEAKE ENERGY CORPORATION CMN              Equity   165167107    2,968,200.00      45,000.00  Yes          No          Sole
CITIGROUP INC. CMN                             Equity   172967101    2,011,200.00     120,000.00  Yes          No          Sole
COMPANHIA VALE DO RIO DOCE SPONSORED           Equity   204412209    1,611,900.00      45,000.00  Yes          No          Sole
DIAMOND OFFSHORE DRILLING, INCCMN              Equity   25271C102    2,087,100.00      15,000.00  Yes          No          Sole
FREEPORT-MCMORAN COPPER & GOLDCMN              Equity   35671D857    1,757,850.00      15,000.00  Yes          No          Sole
GAYLORD ENTERTAINMENT CO (NEW)CMN              Equity   367905106      982,360.00      41,000.00  Yes          No          Sole
GENZYME CORP CMN                               Equity   372917104    1,042,260.00      14,500.00  Yes          No          Sole
HDFC BANK LIMITED ADR CMN                      Equity   40415F101      967,410.00      13,500.00  Yes          No          Sole
LEUCADIA NATIONAL CORP CMN                     Equity   527288104    2,347,000.00      50,000.00  Yes          No          Sole
ELI LILLY & CO CMN                             Equity   532457108    1,915,640.00      41,500.00  Yes          No          Sole
MGM MIRAGE CMN                                 Equity   552953101    1,694,500.00      50,000.00  Yes          No          Sole
MEDTRONIC INC CMN                              Equity   585055106    1,966,500.00      38,000.00  Yes          No          Sole
MERRILL LYNCH & CO., INC. CMN                  Equity   590188108    1,775,760.00      56,000.00  Yes          No          Sole
MICROSOFT CORPORATION CMN                      Equity   594918104    1,953,210.00      71,000.00  Yes          No          Sole
MICROTUNE INC. CMN                             Equity   59514P109      349,460.00     101,000.00  Yes          No          Sole
N V R INC CMN                                  Equity   62944T105    1,850,296.00       3,700.00  Yes          No          Sole
NATIONAL CITY CORP CMN                         Equity   635405103      715,500.00     150,000.00  Yes          No          Sole
PARKERVISION INC. CMN                          Equity   701354102      771,064.50      77,650.00  Yes          No          Sole
POLO RALPH LAUREN CORPORATION CLASS A CO       Equity   731572103      973,090.00      15,500.00  Yes          No          Sole
ST. JOE COMPANY CMN                            Equity   790148100    1,029,600.00      30,000.00  Yes          No          Sole
SANOFI-AVENTIS SPONSORED                       Equity   80105N105    1,977,185.00      59,500.00  Yes          No          Sole
SUNTRUST BANKS INC $1.00 PAR CMN               Equity   867914103    1,014,160.00      28,000.00  Yes          No          Sole
WEIGHT WATCHERS INTERNATIO                     Equity   948626106      997,080.00      28,000.00  Yes          No          Sole
WYETH CMN                                      Equity   983024100    4,100,580.00      85,500.00  Yes          No          Sole
QIAGEN N.V. COMMON SHA                         Equity   N72482107      925,980.00      46,000.00  Yes          No          Sole
WYNN RESORTS, LIMITED CMN                      Equity   983134107    2,033,750.00      25,000.00  Yes          No          Sole
CARNIVAL CORPORATION CMN                       Equity   143658300    1,928,160.00      58,500.00  Yes          No          Sole
PRICELINE.COM INC CMN                          Equity   741503403    2,309,200.00      20,000.00  Yes          No          Sole
DELL INC CMN                                   Equity   24702R101    2,188,000.00     100,000.00  Yes          No          Sole
CRESUD S.A. SPONS ADR SPONSORED                Equity   226406106      490,380.00      33,000.00  Yes          No          Sole
ENERSYS CMN                                    Equity   29275Y102      855,750.00      25,000.00  Yes          No          Sole
DENISON MINES CORP. CMN                        Equity   248356107      439,000.00      50,000.00  Yes          No          Sole
DENISON MINES CORP. CMN                        Equity   248356107    1,059,746.00     120,700.00  Yes          No          Sole
SHANGHAI CENTURY ACQUIS CORP UNIT              Equity   G80637120       31,800.00       4,000.00  Yes          No          Sole
ISILON SYSTEMS INC. CMN                        Equity   46432L104      621,600.00     140,000.00  Yes          No          Sole
ACCURAY INC CMN                                Equity   004397105      364,500.00      50,000.00  Yes          No          Sole
GAFISA, S.A. SPONSORED                         Equity   362607301      797,384.00      23,200.00  Yes          No          Sole
NYSE EURONEXT, INC. CMN                        Equity   629491101    2,302,598.32      45,452.00  Yes          No          Sole
INSULET CORPORATION CMN                        Equity   45784P101      558,415.00      35,500.00  Yes          No          Sole
TRANSOCEAN INC. CMN                            Equity   G90073100    2,057,265.00      13,500.00  Yes          No          Sole
TRANSOCEAN INC. CMN                            Equity   G90073100    2,749,420.38      18,042.00  Yes          No          Sole
MAKO SURGICAL CORP. CMN                        Equity   560879108      366,000.00      50,000.00  Yes          No          Sole
ELEMENTS ROGERS INTERNATIONAL COMDTY IND       Equity   870297603      935,550.00      77,000.00  Yes          No          Sole
AVANT IMMUNOTHERAPEUTICS INCCMN                Equity   053491205      463,008.00      31,800.00  Yes          No          Sole

                                                                    69,252,587.20